RESEARCH AND DEVELOPMENT EXPENSES, net (Tables)	12 Months Ended
Dec. 31, 2017
RESEARCH AND DEVELOPMENT EXPENSES, net.
Schedule of research and development expenses, net

	Year Ended December 31
	2017	2016	2015
	U.S. dollars in thousands
Payroll and related expenses	653	652	621
Professional services	2,218	1,816	1,953
Share-based payments	793	841	842
Clinical and pre-clinical trials	28,221	21,013	13,611
Intellectual property development	401	428	216
Other	964	772	713
Discount from service provider*	(281)	(281)	(185)
	32,969	25,241	17,771

*Discount provided to the Company by its Canadian service provider due to certain Canadian authorities’ incentives programs.